Income Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inland Revenue, Hong Kong [Member]
Applicable tax rate	16.50%
Income before provision for income taxes	$ 0
Inland Revenue, Hong Kong [Member] | Tax Year 2018 [Member]
Tax impact after increase in revenue	$ 2
Inland Revenue, Hong Kong [Member] | Tax Year 2018 [Member] | Maximum [Member]
Applicable tax rate	16.50%
Inland Revenue, Hong Kong [Member] | Tax Year 2018 [Member] | Minimum [Member]
Applicable tax rate	8.25%
State Administration of Taxation, China [Member]
Applicable tax rate	25.00%
Effective income tax rate	21.10%	1.50%	1.30%
State Administration of Taxation, China [Member] | Domestic Tax Authority [Member]
Applicable tax rate	25.00%
State Administration of Taxation, China [Member] | Foreign Tax Authority [Member]
Applicable tax rate	25.00%